Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization [Abstract]
Organization

(1) Organization

(a) Description of Business

Complete Solaria, Inc. (the “Company” or “Complete Solaria”)is a residential solar installer headquartered in Fremont, California, which was formed through Complete Solar Holding Corporation’s acquisition of The Solaria Corporation (“Solaria”).

Complete Solar, Inc. (“Complete Solar”) was incorporated in Delaware on February 22, 2010. Through February 2022, the Company operated as a single legal entity as Complete Solar, Inc. In February 2022, the Company implemented a holding company reorganization (the “Reorganization”) in which the Company created and incorporated Complete Solar Holding Corporation (“Complete Solar Holdings”). As a result of the Reorganization, Complete Solar Holdings became the successor entity to Complete Solar, Inc. The capitalization structure was not changed because of the Reorganization as all shares of Complete Solar, Inc common stock and preferred stock were exchanged on a one for one basis with shares of Complete Solar Holdings common stock and preferred stock. The Reorganization was accounted for as a change in reporting entity for entities under common control. The historical assets and liabilities of Complete Solar, Inc. were transferred to Complete Solar Holdings at their carrying value, and there were no changes to net income, other comprehensive income (loss), or any related per share amounts reported in the unaudited condensed consolidated financial statements requiring retrospective application.

In October 2022, the Company entered into a business combination agreement, as amended on December 26, 2022 and January 17, 2023 (“Original Business Combination Agreement”) and as amended on May 26, 2023 (“Amended and Restated Business Combination Agreement”), with Jupiter Merger Sub I Corp., a Delaware corporation and a wholly owned subsidiary of Freedom Acquisition I Corp. (“FACT”) (“First Merger Sub”), Jupiter Merger Sub II LLC, a Delaware limited liability company and a wholly owned subsidiary of FACT (“Second Merger Sub”), Complete Solar Holding Corporation, a Delaware corporation, and Solaria, a Delaware corporation.

The transactions contemplated by the Amended and Restated Business Combination Agreement were consummated on July 18, 2023 (“Closing Date”). Following the consummation of the Merger on the Closing Date, FACT changed its name to “Complete Solaria, Inc.”

As part of the transactions contemplated by the Amended and Restated Business Combination Agreement, FACT effected a deregistration under the Cayman Islands Companies Act and a domestication under Section 388 of the Delaware’s General Corporation Law (the “DGCL” or “Domestication”). On the Closing Date, following the Domestication, First Merger Sub merged with and into Complete Solaria, with Complete Solaria surviving such merger as a wholly owned subsidiary of FACT (the “First Merger”), and immediately following the First Merger, Complete Solaria merged with and into Second Merger Sub, with Second Merger Sub surviving as a wholly owned subsidiary of FACT (the “Second Merger”), and Second Merger Sub changed its name to CS, LLC, and immediately following the Second Merger, Solaria merged with and into a newly formed Delaware limited liability company and wholly-owned subsidiary of FACT and changed its name to The Solaria Corporation LLC (“Third Merger Sub”), with Third Merger Sub surviving as a wholly-owned subsidiary of FACT (the “Additional Merger”, and together with the First Merger and the Second Merger, the “Mergers”).

In connection with the closing of the Mergers:

●	Each share of the Company’s capital stock, inclusive of shares converted from the 2022 Convertible Notes, issued and outstanding immediately prior to the Closing (“Legacy Complete Solaria Capital Stock”) were cancelled and exchanged into an aggregate of 25,494,332 shares of Complete Solaria Common Stock.

●	In July 2023, (i) Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”) and Meteora Select Trading Opportunities Master, LP (“MSTO”) (with MSOF, MCP, and MSTO collectively as “Meteora”); (ii) Polar Multi-Strategy Master Fund (“Polar”), and (iii) Diametric True Alpha Market Neutral Master Fund, LP, Diametric True Alpha Enhanced Market Neutral Master Fund, LP, and Pinebridge Partners Master Fund, LP (collectively, “Sandia”) (together, the “FPA Funding PIPE Investors”) entered into separate subscription agreements (the “FPA Funding Amount PIPE Subscription Agreements”) pursuant to which, the FPA Funding PIPE Investors subscribed for on the Closing Date, an aggregate of 6,300,000 shares of FACT Class A Ordinary Shares, less, in the case of Meteora, 1,161,512 FACT Class A Ordinary Shares purchased by Meteora separately from third parties through a broker in the open market (“Recycled Shares”) in connection with the Forward Purchase Agreements (“FPAs”). Subsequent to the Closing Date, Complete Solaria entered into an additional FPA Funding PIPE Subscription Agreement with Meteora, to subscribe for and purchase, and Complete Solaria agreed to issue and sell, an aggregate of 420,000 shares of Complete Solaria Common Stock. The Company issued shares of Complete Solaria Common Stock underlying the FPAs as of the latter of the closing of the Mergers or execution of the FPAs.

●	All certain investors (the “PIPE Investors”) purchased from the Company an aggregate of 1,570,000 shares of Complete Solaria Common Stock (the “PIPE Shares”) for a purchase price of $10.00 per share, for aggregate gross proceeds of $15.7 million (the “PIPE Financing”), including $3.5 million that was funded prior to the Closing Date, pursuant to subscription agreements (the “Subscription Agreements”). At the time of the PIPE Financing, Complete Solaria issued an additional 60,000 shares to certain investors as an incentive to participate in the PIPE Financing.

●	On or around the Closing Date, pursuant to the New Money PIPE Subscription Agreements, certain investors affiliated with the New Money PIPE Subscription Agreements (“New Money PIPE Investors”) agreed to subscribe for and purchase, and Complete Solaria agreed to issue and sell to the New Money PIPE Investors an aggregate of 120,000 shares of Complete Solaria Common Stock for a purchase price of $5.00 per share, for aggregate gross proceeds of $0.6 million. Pursuant to its New Money PIPE Subscription Agreement, Complete Solaria issued an additional 60,000 shares of Complete Solaria Common Stock in consideration of certain services provided by it in the structuring of its FPA and the transactions described therein.

●	Subsequent to the Closing, Complete Solaria issued an additional 193,976 shares of Complete Solaria Common Stock to the sponsors for reimbursing sponsors’ transfer to certain counterparties and issued an additional 150,000 shares of Complete Solaria Common Stock to an FPA investor for services provided in connection with the Mergers.

●	In March 2023, holders of 23,256,504 of the originally issued 34,500,000 FACT Class A Ordinary shares exercised their rights to redeem those shares for cash, and immediately prior to the Closing there were 11,243,496 FACT Class A Ordinary Shares that remained outstanding. At the Closing, holders of 7,784,739 shares of Class A common stock of FACT exercised their rights to redeem those shares for cash, for an aggregate of approximately $82.2 million which was paid to such holders at Closing. The remaining FACT Class A Ordinary Share converted, on a one-for-one basis, into one share of Complete Solaria Common Stock.

●	Each issued and outstanding FACT Class B Ordinary Share converted, on a one-for-one basis, into one share of Complete Solaria Common Stock.

In November 2022, Complete Solar Holdings acquired Solaria and changed its name to Complete Solaria, Inc. On August 18, 2023, the Company entered into a Non-Binding Letter of Intent to sell certain of Complete Solaria’s North American solar panel assets to Maxeon, Inc. (“Maxeon”). In October 2023, the Company completed the sale of its solar panel business to Maxeon. Refer to Note 1(b) – Divestiture and Note 7 – Divestiture.

(b) Divestiture

In October 2023, the Company completed the sale of its solar panel business to Maxeon, pursuant to the terms of the Asset Purchase Agreement (the “Disposal Agreement”). Under the terms of the Disposal Agreement, Maxeon agreed to acquire certain assets and employees of Complete Solaria, for an aggregate purchase price of approximately $11.0 million consisting of 1,100,000 shares of Maxeon ordinary shares. As of December 31, 2023, the Company sold all its Maxeon shares and recorded a loss of $4.2 million in its unaudited condensed consolidated statements of operations and comprehensive loss within loss from continuing operations.

This divestiture represented a strategic shift in Complete Solaria’s business and qualified as held for sale and as a discontinued operation. Based on the held for sale classification of the assets, the Company reduced the carrying value of the disposal group to its fair value, less its cost to sell and recorded an impairment loss associated with the held for sale intangible assets and goodwill. As a result, the Company classified the results of its solar panel business in discontinued operations in its unaudited condensed consolidated statements of operations and comprehensive loss for all periods presented. The cash flows related to discontinued operations were segregated from continuing operations within the unaudited condensed consolidated statements of cash flows for all periods presented. Unless otherwise noted, discussion within the notes to the unaudited condensed consolidated financial statements relates to continuing operations only and excludes the historical activities of the North American panel business. See Note 7 – Divestiture for additional information.

(c) Liquidity and Going Concern

Since inception, the Company has incurred recurring losses and negative cash flows from operations. The Company incurred net losses of $9.6 million and $23.5 million, during the thirteen-weeks ended March 31, 2024 and April 2, 2023, respectively, and had an accumulated deficit of $364.5 million and current debt of $65.2 million as of March 31, 2024. The Company had cash and cash equivalents of $1.8 million as of March 31, 2024. The Company believes that its operating losses and negative operating cash flows will continue into the foreseeable future. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Management plans to obtain additional funding and restructure its current debt. Historically, the Company’s activities have been financed through private placements of equity securities, debt and proceeds from the Merger. If the Company is not able to secure adequate additional funding when needed, the Company will need to reevaluate its operating plan and may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs or cease operations entirely. These actions could materially impact the Company’s business, results of operations and future prospects. While the Company has been able to raise multiple rounds of financing, there can be no assurance that in the event the Company requires additional financing, such financing will be available on terms that are favorable, or at all. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending would have a material adverse effect on the Company’s ability to achieve its intended business objectives.

Therefore, there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the unaudited condensed consolidated financial statements are issued. The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business. They do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

(1) Organization

(a) Description of Business

Complete Solaria, Inc. is a residential solar installer headquartered in Fremont, California, which was formed through Complete Solar Holding Corporation’s acquisition of The Solaria Corporation (“Solaria”).

Complete Solar, Inc. (“Complete Solar”) was incorporated in Delaware on February 22, 2010. Through February 2022, the Company operated as a single legal entity as Complete Solar, Inc. In February 2022, the Company implemented a holding company reorganization (the “Reorganization”) in which the Company created and incorporated Complete Solar Holding Corporation (“Complete Solar Holdings”). As a result of the Reorganization, Complete Solar Holdings became the successor entity to Complete Solar, Inc. The capitalization structure was not changed because of the Reorganization as all shares of Complete Solar, Inc common stock and preferred stock were exchanged on a one for one basis with shares of Complete Solar Holdings common stock and preferred stock. The Reorganization was accounted for as a change in reporting entity for entities under common control. The historical assets and liabilities of Complete Solar, Inc. were transferred to Complete Solar Holdings at their carrying value, and there are no change to net income, other comprehensive income (loss), or any related per share amounts reported in the consolidated financial statements requiring retrospective application.

In October 2022, the Company entered into a business combination agreement, as amended on December 26, 2022 and January 17, 2023 (“Original Business Combination Agreement”) and as amended on May 26, 2023 (“Amended and Restated Business Combination Agreement”), with Jupiter Merger Sub I Corp., a Delaware corporation and a wholly owned subsidiary of Freedom Acquisition I Corp. (“FACT”) (“First Merger Sub”), Jupiter Merger Sub II LLC, a Delaware limited liability company and a wholly owned subsidiary of FACT (“Second Merger Sub”), Complete Solar Holding Corporation, a Delaware corporation, and Solaria, a Delaware corporation.

The transactions contemplated by the Amended and Restated Business Combination Agreement were consummated on July 18, 2023 (“Closing Date”). Following the consummation of the Merger on the Closing Date, FACT changed its name to “Complete Solaria, Inc.”

As part of the transactions contemplated by the Amended and Restated Business Combination Agreement, FACT affected a deregistration under the Cayman Islands Companies Act and a domestication under Section 388 of the Delaware’s General Corporation Law (the “DGCL” or “Domestication”). On the Closing Date, following the Domestication, First Merger Sub merged with and into Complete Solaria, with Complete Solaria surviving such merger as a wholly owned subsidiary of FACT (the “First Merger”), and immediately following the First Merger, Complete Solaria merged with and into Second Merger Sub, with Second Merger Sub surviving as a wholly owned subsidiary of FACT (the “Second Merger”), and Second Merger Sub changed its name to CS, LLC, and immediately following the Second Merger, Solaria merged with and into a newly formed Delaware limited liability company and wholly-owned subsidiary of FACT and changed its name to The Solaria Corporation LLC (“Third Merger Sub”), with Third Merger Sub surviving as a wholly-owned subsidiary of FACT (the “Additional Merger”, and together with the First Merger and the Second Merger, the “Mergers”).

In connection with the closing of the Mergers:

●	Each share of the Company’s capital stock, inclusive of shares converted from 2022 Convertible Notes, issued and outstanding immediately prior to the Closing (“Legacy Complete Solaria Capital Stock”) were cancelled and exchanged into an aggregate of 25,494,332 shares of Complete Solaria Common Stock.

●	In July 2023, (i) Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”) and Meteora Select Trading Opportunities Master, LP (“MSTO”) (with MSOF, MCP, and MSTO collectively as “Meteora”); (ii) Polar Multi-Strategy Master Fund (“Polar”), and (iii) Diametric True Alpha Market Neutral Master Fund, LP, Diametric True Alpha Enhanced Market Neutral Master Fund, LP, and Pinebridge Partners Master Fund, LP (collectively, “Sandia”) (together, the “FPA Funding PIPE Investors”) entered into separate subscription agreements (the “FPA Funding Amount PIPE Subscription Agreements”) pursuant to which, the FPA Funding PIPE Investors subscribed for on the Closing Date, an aggregate of 6,300,000 shares of FACT Class A Ordinary Shares, less, in the case of Meteora, 1,161,512 FACT Class A Ordinary Shares purchased by Meteora separately from third parties through a broker in the open market (“Recycled Shares”) in connection with the Forward Purchase Agreements (“FPAs”). Subsequent to the Closing Date, Complete Solaria entered into an additional FPA Funding PIPE Subscription Agreement with Meteora, to subscribe for and purchase, and Complete Solaria agreed to issue and sell, an aggregate of 420,000 shares of Complete Solaria Common Stock. The Company issued shares of Complete Solaria Common Stock underlying the FPAs as of the latter of the closing of the Mergers or execution of the FPAs.

●	All certain investors (the “PIPE Investors”) purchased from the Company an aggregate of 1,570,000 shares of Complete Solaria Common Stock (the “PIPE Shares”) for a purchase price of $10.00 per share, for aggregate gross proceeds of $15.7 million (the “PIPE Financing”), including $3.5 million that was funded prior to the Closing Date, pursuant to subscription agreements (the “Subscription Agreements”). At the time of the PIPE Financing, Complete Solaria issued an additional 60,000 shares to certain investors as an incentive to participate in the PIPE Financing.

●	On or around the Closing Date, pursuant to the New Money PIPE Subscription Agreements, certain investors affiliated with the New Money PIPE Subscription Agreements (“New Money PIPE Investors”) agreed to subscribe for and purchase, and Complete Solaria agreed to issue and sell to the New Money PIPE Investors an aggregate of 120,000 shares of Complete Solaria Common Stock for a purchase price of $5.00 per share, for aggregate gross proceeds of $0.6 million. Pursuant to its New Money PIPE Subscription Agreement, Complete Solaria issued an additional 60,000 shares of Complete Solaria Common Stock in consideration of certain services provided by it in the structuring of its FPA and the transactions described therein.

●	Subsequent to the Closing, Complete Solaria issued an additional 193,976 shares of Complete Solaria Common Stock to the sponsors for reimbursing sponsors’ transfer to certain counterparties and issued an additional 150,000 shares of Complete Solaria Common Stock to an FPA investor for services provided in connection with the Mergers.

●	In March 2023, holders of 23,256,504 of the originally issued 34,500,000 FACT Class A Ordinary shares exercised their rights to redeem those shares for cash, and immediately prior to the Closing there were 11,243,496 FACT Class A Ordinary Shares that remained outstanding. At the Closing, holders of 7,784,739 shares of Class A common stock of FACT exercised their rights to redeem those shares for cash, for an aggregate of approximately $82.2 million which was paid to such holders at Closing. The remaining FACT Class A Ordinary Share converted, on a one-for-one basis, into one share of Complete Solaria Common Stock.

●	Each issued and outstanding FACT Class B Ordinary Share converted, on a one-for-one basis, into one share of Complete Solaria Common Stock.

In November 2022, Complete Solar Holdings acquired Solaria (as described in Note 4 – Business Combination) and changed its name to Complete Solaria, Inc. On August 18, 2023, the Company entered into a Non-Binding Letter of Intent to sell certain of Complete Solaria’s North American solar panel assets to Maxeon, Inc. (“Maxeon”). In October 2023, the Company completed the sale of its solar panel business to Maxeon. Refer to Note 1(b) – Divestiture and Note 8 – Divestiture.

(b) Divestiture

In October 2023, the Company completed the sale of its solar panel business to Maxeon, pursuant to the terms of the Asset Purchase Agreement (the “Disposal Agreement”). Under the terms of the Disposal Agreement, Maxeon agreed to acquire certain assets and employees of Complete Solaria, for an aggregate purchase price of approximately $11.0 million consisting of 1,100,000 shares of Maxeon ordinary shares. As of December 31, 2023, the Company sold all the shares and recorded a loss of $4.2 million in its consolidated statements of operations and comprehensive loss within loss from continuing operations.

This divestiture represents a strategic shift in Complete Solaria’s business and qualifies as held for sale and as a discontinued operation. Based on the held for sale classification of the assets, the Company has reduced the carrying value of the disposal group to its fair value, less cost to sell and recorded an impairment loss associated with the held for sale intangible assets and goodwill. As a result, the Company classified the results of its solar panel business in discontinued operations in its consolidated statements of operations and comprehensive loss for all periods presented. The cash flows related to discontinued operations have been segregated and are included in the consolidated statements of cash flows for all periods presented. Unless otherwise noted, discussion within the notes to the consolidated financial statements relates to continuing operations only and excludes the historical activities of the North American panel business. See Note 8 – Divestiture for additional information.

(c) Liquidity and Going Concern

Since inception, the Company has incurred recurring losses and negative cash flows from operations. The Company incurred net losses of $269.6 million and $29.5 million, during the fiscal years ended December 31, 2023 and 2022, respectively, and had an accumulated deficit of $354.9 million and current debt of $61.9 million as of December 31, 2023. The Company had cash and cash equivalents of $2.6 million as of December 31, 2023. The Company believes that its operating losses and negative operating cash flows will continue into the foreseeable future. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Management plans to obtain additional funding and restructure its current debt. Historically, the Company’s activities have been financed through private placements of equity securities, debt and proceeds from the Merger. If the Company is not able to secure adequate additional funding when needed, the Company will need to reevaluate its operating plan and may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs or cease operations entirely. These actions could materially impact the Company’s business, results of operations and future prospects. While the Company has been able to raise multiple rounds of financing, there can be no assurance that in the event the Company requires additional financing, such financing will be available on terms that are favorable, or at all. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending would have a material adverse effect on the Company’s ability to achieve its intended business objectives.

Therefore, there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business. They do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.